EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Ordinary And Special Shares Outstanding [Abstract]
Weighted Average Of Mandatory Convertible Preferred Shares	59,400,000	59,400,000	59,400,000	59,200,000
Accrued dividends on preferred shares.	$ 65,000,000	$ 64,000,000	$ 195,000,000	$ 196,000,000